Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current income tax expense
U.S. federal	$ 2,387	$ 443	$ 180
U.S. state and local	210	340	786
Non-U.S.	561	513	513
Total current expense	3,158	1,296	1,479
Deferred income tax expense (benefit)
U.S. federal	1,992	583	2,056
U.S. state and local	519	85	(94)
Non-U.S.	597	58	1,300
Deferred Income Tax Expense (Benefit)	3,108	726	3,262
Total income tax expense	$ 6,266	$ 2,022	$ 4,741